Consolidated Statements of Comprehensive Income/(Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Comprehensive Income/(Loss)
Net income / (Loss)	$ 259,803	$ 63,323	$ (132,336)
Other Comprehensive income / (loss):
Reclassification of realized losses associated with capitalized interest to depreciation and amortization	1,034	1,036	1,034
Reclassification of losses on previously designated cash flow hedges to interest and finance costs	0	0	22,904
Actuarial gains/ (losses)	(1,518)	3,335	(637)
Other Comprehensive income/ (loss)	(484)	4,371	23,301
Total Comprehensive income / (loss) attributable to Ocean Rig UDW Inc.	$ 259,319	$ 67,694	$ (109,035)